Schedule of reconciliation of fair value measurements categorized within level 1 and level 3 of the fair value hierarchy (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of fair value measurement of assets [line items]
Beginning Balance			₨ 4,572,333
Ending Balance		$ 73,562	6,045,764	₨ 4,572,333
Level 1 and 3 Of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance				32,391
Charge to profit or loss				(32,756)
Effects of movements in foreign exchange rates				365
Ending Balance
Ordinary warrants [member] | Macquarie corporate holdings pty limited [member] | Level 1 and 3 Of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance				436
Charge to profit or loss				(444)
Effects of movements in foreign exchange rates				8
Ending Balance
Quoted warrants [member] | Level 1 and 3 Of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	[1]			31,955
Charge to profit or loss	[1]			(32,312)
Effects of movements in foreign exchange rates	[1]			357
Ending Balance	[1]

[1]	On December 16, 2021, at 5:00 p.m., New York time, outstanding warrants (the “Warrants”) to purchase an aggregate of